Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 166	€ 269	€ 347
Trade receivables	526	306
Finance lease receivables	9	12
Other financial assets	120	179
Total financial assets	821	766
Trade payables and fixed assets payables	863	744
Borrowings	2,184	2,127	€ 2,468
Other financial liabilities	57	66
Total financial liabilities	3,104	2,937
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and fixed assets payables	863	744
Borrowings	2,184	2,127
Total financial liabilities	3,047	2,871
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	56	66
Total financial liabilities	56	66
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1
Total financial liabilities	1
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	166
Finance lease receivables	9
Other financial assets	76
Total financial assets	251
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	37	77
Total financial assets	37	77
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	526
Other financial assets	7	19
Total financial assets	€ 533	19
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		269
Trade receivables		306
Finance lease receivables		12
Other financial assets		83
Total financial assets		€ 670